Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2020 and 2019, are summarized as follows:

	2020	2019
Cash on hand	$756	$902
Cash at banks	49,356	126,972
Short-term investments (a)	55,198	348,840
	$105,310	$476,714

(a)	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.